Expense Example	Aug. 28, 2026 USD ($)
Hotchkis & Wiley Large Cap Disciplined Value Fund | Hotchkis & Wiley Large Cap Disciplined Value Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	534
Expense Example, with Redemption, 10 Years	1,207
Hotchkis & Wiley Large Cap Disciplined Value Fund | Hotchkis & Wiley Large Cap Disciplined Value Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	627
Expense Example, with Redemption, 3 Years	883
Expense Example, with Redemption, 5 Years	1,158
Expense Example, with Redemption, 10 Years	1,941
Hotchkis & Wiley Large Cap Disciplined Value Fund | Hotchkis & Wiley Large Cap Disciplined Value Fund Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	507
Expense Example, with Redemption, 10 Years	1,143
Hotchkis & Wiley Large Cap Fundamental Value Fund | Hotchkis & Wiley Large Cap Fundamental Value Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	311
Expense Example, with Redemption, 5 Years	541
Expense Example, with Redemption, 10 Years	1,200
Hotchkis & Wiley Large Cap Fundamental Value Fund | Hotchkis & Wiley Large Cap Fundamental Value Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	640
Expense Example, with Redemption, 3 Years	883
Expense Example, with Redemption, 5 Years	1,145
Expense Example, with Redemption, 10 Years	1,892
Hotchkis & Wiley Large Cap Fundamental Value Fund | Hotchkis & Wiley Large Cap Fundamental Value Fund Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Hotchkis & Wiley Mid-Cap Value Fund | Hotchkis & Wiley Mid-Cap Value Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Hotchkis & Wiley Mid-Cap Value Fund | Hotchkis & Wiley Mid-Cap Value Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	641
Expense Example, with Redemption, 3 Years	886
Expense Example, with Redemption, 5 Years	1,150
Expense Example, with Redemption, 10 Years	1,903
Hotchkis & Wiley Mid-Cap Value Fund | Hotchkis & Wiley Mid-Cap Value Fund Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
Hotchkis & Wiley Small Cap Value Fund | Hotchkis & Wiley Small Cap Value Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	593
Expense Example, with Redemption, 10 Years	1,322
Hotchkis & Wiley Small Cap Value Fund | Hotchkis & Wiley Small Cap Value Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	644
Expense Example, with Redemption, 3 Years	895
Expense Example, with Redemption, 5 Years	1,165
Expense Example, with Redemption, 10 Years	1,935
Hotchkis & Wiley Small Cap Value Fund | Hotchkis & Wiley Small Cap Value Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	302
Expense Example, with Redemption, 3 Years	624
Expense Example, with Redemption, 5 Years	1,073
Expense Example, with Redemption, 10 Years	2,121
Hotchkis & Wiley Small Cap Value Fund | Hotchkis & Wiley Small Cap Value Fund Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
Hotchkis & Wiley Small Cap Diversified Value Fund | Hotchkis & Wiley Small Cap Diversified Value Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	272
Expense Example, with Redemption, 5 Years	476
Expense Example, with Redemption, 10 Years	1,067
Hotchkis & Wiley Small Cap Diversified Value Fund | Hotchkis & Wiley Small Cap Diversified Value Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	627
Expense Example, with Redemption, 3 Years	855
Expense Example, with Redemption, 5 Years	1,100
Expense Example, with Redemption, 10 Years	1,801
Hotchkis & Wiley Small Cap Diversified Value Fund | Hotchkis & Wiley Small Cap Diversified Value Fund Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Hotchkis & Wiley Global Value Fund | Hotchkis & Wiley Global Value Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	530
Expense Example, with Redemption, 10 Years	1,210
Hotchkis & Wiley Global Value Fund | Hotchkis & Wiley Global Value Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	619
Expense Example, with Redemption, 3 Years	877
Expense Example, with Redemption, 5 Years	1,154
Expense Example, with Redemption, 10 Years	1,944
Hotchkis & Wiley Global Value Fund | Hotchkis & Wiley Global Value Fund Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	499
Expense Example, with Redemption, 10 Years	1,135
Hotchkis and Wiley International Value Fund | Hotchkis and Wiley International Value Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	804
Expense Example, with Redemption, 5 Years	1,558
Expense Example, with Redemption, 10 Years	3,546
Hotchkis and Wiley International Value Fund | Hotchkis and Wiley International Value Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	619
Expense Example, with Redemption, 3 Years	1,358
Expense Example, with Redemption, 5 Years	2,116
Expense Example, with Redemption, 10 Years	4,100
Hotchkis and Wiley International Value Fund | Hotchkis and Wiley International Value Fund Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	804
Expense Example, with Redemption, 5 Years	1,558
Expense Example, with Redemption, 10 Years	3,546
IHotchkis and Wiley International Small Cap Diversified Value Fund | Hotchkis and Wiley International Small Cap Diversified Value Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	1,194
Expense Example, with Redemption, 5 Years	2,289
Expense Example, with Redemption, 10 Years	4,998
IHotchkis and Wiley International Small Cap Diversified Value Fund | Hotchkis and Wiley International Small Cap Diversified Value Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	636
Expense Example, with Redemption, 3 Years	1,724
Expense Example, with Redemption, 5 Years	2,800
Expense Example, with Redemption, 10 Years	5,438
IHotchkis and Wiley International Small Cap Diversified Value Fund | Hotchkis and Wiley International Small Cap Diversified Value Fund Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	1,194
Expense Example, with Redemption, 5 Years	2,289
Expense Example, with Redemption, 10 Years	4,998
Hotchkis & Wiley Opportunities Fund | Hotchkis & Wiley Opportunities Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
Hotchkis & Wiley Opportunities Fund | Hotchkis & Wiley Opportunities Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	641
Expense Example, with Redemption, 3 Years	886
Expense Example, with Redemption, 5 Years	1,150
Expense Example, with Redemption, 10 Years	1,903
Hotchkis & Wiley Opportunities Fund | Hotchkis & Wiley Opportunities Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	296
Expense Example, with Redemption, 3 Years	606
Expense Example, with Redemption, 5 Years	1,042
Expense Example, with Redemption, 10 Years	2,064
Hotchkis & Wiley Opportunities Fund | Hotchkis & Wiley Opportunities Fund Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Hotchkis & Wiley High Yield Fund | Hotchkis & Wiley High Yield Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	239
Expense Example, with Redemption, 5 Years	421
Expense Example, with Redemption, 10 Years	948
Hotchkis & Wiley High Yield Fund | Hotchkis & Wiley High Yield Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	467
Expense Example, with Redemption, 3 Years	676
Expense Example, with Redemption, 5 Years	901
Expense Example, with Redemption, 10 Years	1,548
Hotchkis & Wiley High Yield Fund | Hotchkis & Wiley High Yield Fund Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	817
Hotchkis & Wiley SMID Cap Diversified Value Fund | Hotchkis & Wiley SMID Cap Diversified Value Fund Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
HW Opportunities MP Fund | HW Opportunities MP Fund Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1
Expense Example, with Redemption, 3 Years	49
Expense Example, with Redemption, 5 Years	103
Expense Example, with Redemption, 10 Years	259
ETF Class Shares | Hotchkis & Wiley Mid-Cap Value Fund | Hotchkis & Wiley Mid-Cap Value Fund - ETF Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
ETF Class Shares | Hotchkis & Wiley Global Value Fund | Hotchkis & Wiley Global Value Fund - ETF Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	301
Expense Example, with Redemption, 5 Years	550
Expense Example, with Redemption, 10 Years	1,262
ETF Class Shares | Hotchkis and Wiley International Value Fund | Hotchkis and Wiley International Value Fund - ETF Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	959
Expense Example, with Redemption, 5 Years	1,860
Expense Example, with Redemption, 10 Years	4,175
ETF Class Shares | IHotchkis and Wiley International Small Cap Diversified Value Fund | Hotchkis and Wiley International Small Cap Diversified Value Fund - ETF Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	1,339
Expense Example, with Redemption, 5 Years	2,561
Expense Example, with Redemption, 10 Years	5,505
ETF Class Shares | Hotchkis & Wiley Opportunities Fund | Hotchkis & Wiley Opportunities Fund - ETF Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	512
Expense Example, with Redemption, 10 Years	1,140
ETF Class Shares | Hotchkis & Wiley High Yield Fund | Hotchkis & Wiley High Yield Fund - ETF Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	222
Expense Example, with Redemption, 5 Years	398
Expense Example, with Redemption, 10 Years	$ 905